Discontinued Operations (Details) - Schedule of Financial Performance and Cash Flow Information - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of Financial Performance and Cash Flow Information [Line Items]
Revenue	$ 1,887,410	$ 4,960,693	$ 9,540,775
Cost of revenue	(2,183,080)	(4,228,577)	(7,208,923)
Expenses	(3,486,626)	(4,353,466)	(6,533,339)
Other income/expenses - net	(5,133,118)	(8,778,160)	(2,027,461)
Profit before tax	(8,915,414)	(12,399,510)	(6,228,948)
Income tax		(17,463,604)	1,556,824
Profit after tax	(8,915,414)	(29,863,114)	(4,672,124)
Net cash from operating activities	(2,733,104)	(3,872,380)	(5,901,544)
Net cash from investing activities		(1,926)	(8,494)
Net cash from financing activities
Net cash decrease of disposed subsidiaries	$ (2,733,104)	$ (3,874,306)	$ (5,910,038)